S-K 1603, SPAC Sponsor; Conflicts of Interest	Nov. 05, 2025
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may hold in connection with the completion of our initial business combination.
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual

Entity

Entity’s Business

Affiliation

Jonathan Z. Cohen

HEPCO Capital Management

Investment management

President and Chief Executive Officer

HEPCO Opportunity Partners

Investment management

Founder and Chairman

Crane Harbor Acquisition Corp.

SPAC

Chairman

Edward E. Cohen

HEPCO Capital Management

Investment management

Chairman

Crane Harbor Acquisition Corp.

SPAC

Vice-Chairman

William I. Fradin

HEPCO Capital Management

Investment management

Co-Founder and Managing Director

Crane Harbor Acquisition Corp.

SPAC

Chief Executive Officer and Director

Jeffrey F. Brotman

HEPCO Capital Management

Investment management

Vice Chairman and Chief Operating Officer

HEPCO Opportunity Partners

Investment management

Chief Operating Officer

Crane Harbor Acquisition Corp.

SPAC

Chief Operating Officer and Chief Legal Officer

Thomas C. Elliott

HEPCO Capital Management

Investment management

Chief Financial Officer

HEPCO Opportunity Partners

Investment management

Chief Financial Officer

Crane Harbor Acquisition Corp.

SPAC

Chief Financial Officer